EQUITY	12 Months Ended
Dec. 31, 2022
Equity
EQUITY

25)	EQUITY

a)	Capital and shareholders’ rights

i.	Composition of share capital in number of shares

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31, 2022	On December 31, 2021
Common	5,338,393,881	4,870,579,247
Preferred	5,320,094,147	4,848,500,325
Subtotal	10,658,488,028	9,719,079,572
Treasury (common shares) (1)	(8,089,200)	(17,493,900)
Treasury (preferred shares) (1)	(8,228,600)	(12,051,100)
Total outstanding shares	10,642,170,228	9,689,534,572
(1)	In December 2022, shares held in treasury issued by the Company were repurchased (item d).

ii.	Changes in share capital, in number of shares

	Common	Preferred	Total
Number of outstanding shares on December 31, 2020	4,427,799,316	4,407,727,569	8,835,526,885
Increase of capital stock with issuance of shares – bonus of 10% (1)	442,779,931	440,772,756	883,552,687
Acquisition of treasury shares (2)	(17,493,900)	(12,051,100)	(29,545,000)
Number of outstanding shares on December 31, 2021	4,853,085,347	4,836,449,225	9,689,534,572
Increase of capital stock with issuance of shares – bonus of 10% (1)	485,308,534	483,644,922	968,953,456
Acquisition of treasury shares (2)	(8,089,200)	(8,228,600)	(16,317,800)
Number of outstanding shares on December 31, 2022	5,330,304,681	5,311,865,547	10,642,170,228
(1)	It benefited the shareholders registered in the records of Bradesco on April 18, 2022 (April 16 in 2021); and
(2)	On March 10, 2022, the cancellation of all shares held in treasury issued by the Company was approved, without reduction in the capital stock, approved by Bacen on March 31, 2022.

In the Extraordinary Shareholders’ Meeting of March 10, 2022, it was approved the proposal of the Board of Directors to increase the capital stock by R$4,000,000 thousand, increasing it from R$83,100,000 thousand to R$87,100,000 thousand, with a bonus of 10% (ten per cent) in shares, through the capitalization of part of the balance of the account “Profit Reserves - Statutory Reserve”, in compliance with the provisions in Article 169 of Law No. 6,404/76, by issuing 968,953,456 new nominative-book entry shares, with no nominal value, whereby 485,308,534 are common and 483,644,922 are preferred shares, which will be allocated free-of-charge to the shareholders as bonus, to the ratio of 1 new share for every 10 shares of the same type that they own on the base date, approved by Bacen on March 31, 2022.

All of the shareholders are entitled to receive, in total, a mandatory dividend of at least 30% of Bradesco’s annual net income, as shown in the statutory accounting records, adjusted by transfers to reserves. The Company has no obligation that is exchangeable for or convertible into shares. As a result, its diluted earnings per share is the same as the basic earnings per share.

In occurring any operation that changes the number of shares, simultaneously with the transaction in the Brazilian Market, and with the same timeframes, an identical procedure is adopted in the International Market, for the ADRs/GDRs traded in New York, USA, and Madrid, Spain.

b)	Reserves

Capital reserves

The capital reserve consists mainly of premiums paid by the shareholders upon subscription of shares. The capital reserve is used for (i) absorption of any losses in excess of accumulated losses and revenue reserves, (ii) redemption, reimbursement of purchase of shares, (iii) redemption of founders’ shares, (iv) transfer to share capital, and (v) payment of dividends to preferred shares, when this privilege is granted to them.

Revenue reserves

In accordance with Corporate Legislation, Bradesco and its Brazilian subsidiaries must allocate 5% of their annual statutory net income, after absorption of accumulated losses, to a legal reserve, the distribution of which is subject to certain limitations. The reserve can be used to increase capital or to absorb losses, but cannot be distributed in the form of dividends.

The Statutory Reserve aims to maintain an operating margin that is compatible with the development of the Company’s active operations and may be formed by up to 100% of net income remaining after statutory allocations if proposed by the Board of Executive Officers, approved by the Board of Directors and ratified at the Shareholders’ Meeting, with the accumulated value limited to 95% of the Company’s paid-in capital share amount.

c)	Interest on equity/Dividends

At a meeting of the Board of Directors on June 9, 2022, the Board of Executive Officers' proposal was approved for the payment of intermediate interest on equity to shareholders, related to the first half of 2022, in the amount of R$2,000,000 thousand, of which R$0.178723065 per common share and R$0.196595372 per preferred share, which payment was made on June 30, 2022.

At a meeting of the Board of Directors on December 26, 2022, the Board of Executive Officers' proposal was approved for payment of addtional interest on equity to shareholders, related to the second half of 2022, in the amount of R$5,926,000 thousand, of which R$0.530368815 per common share and R$0.583405697 per preferred share, whose payment will be made on March 8, 2023.

Interest on equity/dividends were paid or recognized in provisions, as follows:

Description	R$ thousands
	Per share (gross)		Gross amount paid	Withholding Income Tax (IRRF) (15%)	Net amount paid
	Common	Preferred
Monthly interest on equity paid	0.206998	0.227698	2,040,089	306,013	1,734,076
Intermediary interest on equity paid	0.490007	0.539008	5,000,000	750,000	4,250,000
Supplementary interest on shareholders´ equity paid	0.019660	0.021625	200,000	30,000	170,000
Supplementary dividends paid	0.196595	0.216255	2,000,000	-	2,000,000
Total year ended on December 31, 2021	0.913260	1.004586	9,240,089	1,086,013	8,154,076

Monthly interest on equity paid	0.206998	0.227698	2,246,162	336,924	1,909,238
Intermediary interest paid on equity (1)	0.178723	0.196595	2,000,000	300,000	1,700,000
Supplementary interest on equity provisioned (2)	0.530369	0.583406	5,926,000	888,900	5,037,100
Total year ended on December 31, 2022	0.916090	1.007699	10,172,162	1,525,824	8,646,338

(1) Paid on June 30, 2022; and

(2) To be paid on March 8, 2023.

d)    Shares in treasury

In the Extraordinary Shareholders’ Meeting held on March 10, 2022, the cancellation of all shares held in the treasury issued by the Company, acquired through a share buyback program, consisting of 29,545,000 nominative-book-entry shares was approved, being 17,493,900 common shares and 12,051,100 preferred shares, without reduction of share capital (which was also approved by BACEN on March 31, 2022).

On May 5, 2022, the Board of Directors decided to institute a new buyback program that authorizes Bradesco's Board of Executive Officers to acquire, in the period from May 6, 2022 to November 6, 2023, up to 106,584,880 nominative-book-entry shares, with no par value, with up to 53,413,506 common shares and up to 53,171,375 preferred shares, to be held in treasury and subsequently cancelled, without reducing the capital stock.

On December 31, 2022, 8,089,200 common shares and 8,228,600 preferred shares remained in treasury, in the amount of R$224,377 thousand. The minimum, average and maximum cost per common share is R$12.41, R$12.91 and R$13.47 and per preferred share is R$13.91, R$14.58 and R$15.45 respectively. The market value of these shares, on December 31, 2022, was R$13.47 per common share and R$15.15 per preferred share.